Intangible Assets	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Intangible Assets
17.	Intangible Assets
Cost

€ thousand	Development costs	Software and licenses	Total
Balance as of Jan. 1, 2020	8,695	286	8,981
Additions	9,258	61	9,319
Balance as of Dec. 31, 2020	17,953	347	18,300
Additions	2,924	436	3,360
Disposals	0	-9	-9
Balance as of Dec. 31, 2021	20,877	774	21,651
Additions	1,023	142	1,165
Balance as of Dec. 31, 2022	21,900	916	22,816
Amortization and Impairment

€ thousand	Development costs	Software and licenses	Total
Balance as of Jan. 1, 2020	0	201	201
Amortization for the year	158	57	215
Balance as of Dec. 31, 2020	158	258	416
Amortization for the year	1,174	93	1,267
Disposals	0	-1	-1
Balance as of Dec. 31, 2021	1,332	350	1,682
Amortization for the year	1,359	186	1,545
Impairment for the year	1,531	0	1,531
Balance as of Dec. 31, 2022	4,222	536	4,758
Carrying amount

€ thousand	Development costs	Software and licenses	Total
Carrying amount as of Dec. 31, 2020	17,795	89	17,884
Carrying amount as of Dec. 31, 2021	19,545	424	19,969
Carrying amount as of Dec. 31, 2022	17,678	380	18,058
During the year ended December 31, 2022, development costs in the amount of €18,019 thousand (2021: €17,830 thousand, 2020: €6,203 thousand) were recognized as an expense since the criteria set out in IAS 38.57 were not met. Of the total amount of €18,986 thousand (2021: €20,675 thousand, 2020: €14,449 thousand), development costs of €967 thousand (2021: €2,845 thousand, 2020: €8,248 thousand) were capitalized.
Capitalized development costs
The Group mainly capitalized development costs for the development of the CONDOR MEO in the year ended December 31, 2022. However, the CONDOR MEO technology was subsequently impaired in the amount of
€1,531 thousand. In the year ended December 31, 2021, the group capitalized costs for the development of the basic SPACE technology, which represent the technological foundation for the CONDOR products, as well as for the development of the CONDOR MEO.
The further development of the CONDOR MEO technology is since October 2022 under re-evaluation.
The development of this adaption of the CONDOR technology was developed in connection with a customer’s contract. This contract was breached by the customer and therefore terminated by Mynaric. In this context, Mynaric re-evaluated
the scenarios regarding the technology’s future and the completion of the development of the CONDOR MEO product variant. Result of the re-evaluation
was to focus the currently available resources on the other products and to prioritize the completion of the development of these existing products and ramp up their serial production. Subsequently, the total capitalized costs in the amount of €1,531 thousand were impaired.
In year ended December 31, 2022, finance expenses in the amount of €56 thousand (2021: €79 thousand, 2020: €1,010 thousand) were capitalized as the cost of the development projects in accordance with IAS 23.
The development activities for the basic technology Space were completed in March 2021. The amortization of the associated capitalized development costs for Space technology started on March 1, 2021, applying the useful life of 15 years.
The carrying amounts of the capitalized development projects were as follows:

€ thousand	Space	Air	CONDOR MEO	Total
Carrying amount as of Dec. 31, 2020	13,552	4,243	0	17,795
Carrying amount as of Dec. 31, 2021	15,072	3,965	508	19,545
Carrying amount as of Dec. 31, 2022	13,998	3,681	0	17,678
The remaining useful life of the capitalized development projects were as follows:

in years	Space	Air	CONDOR MEO
Remaining useful life as of Dec. 31, 2020	n/a	14.5	n/a
Remaining useful life as of Dec. 31, 2021	14.2	13.5	n/a
Remaining useful life as of Dec. 31, 2022	13.2	12.5	n/a
Impairment test of capitalized development costs
Management identified events that might trigger an impairment for the Space and Air base technology, mainly due to the facts that sales revenues have delayed to later years as compared to last year’s planning.
The recoverable amount of the intangible assets is based on fair value less costs of disposal, estimated using discounted cash flows. The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used.
The key assumptions for determining the fair value less costs of disposal are the discount rates, expected number of sold terminals and the respective selling prices and direct costs during the period. Management estimates discount rates using post-tax
rates that reflect current market assessments of the time value of money and the risks specific to each CGU, which are identical to the report segments. The Company prepares cash flow forecasts derived from the most recent financial budgets approved by management for the next 5 years and extrapolates these cash flows. Management estimates the cash flows generated by the sale of terminal equipment based on internal expectations, which in turn are based in part on external market studies, expected profits in tendered projects from private and public customers, and potential new business areas. The planned costs consider the number of terminals expect to be sold and the general growth of other operating expenses and estimated price increases.
The Company uses

post-tax discount rates of 19.07% for both segment

CGU
s
(2021: 17.66% for both CGUs, 2020: 17.25% for both CGUs) based on the historical industry weighted average cost of capital, with a possible debt leveraging of 14.6% (2021: 17.0%, 2020: 25.1%), a market premium of 7.5% (2021: 8%, 2020: 8%) and a risk premium of 10.0% (2021: 11%, 2020: 10%).